OTHER CURRENT ASSETS (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other assets	$ 87	$ 88
Materials and supplies	29	29
Regulatory assets (Note 11)	10	42
Other current assets	$ 126	$ 159